Fair value of financial instrument - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2		$ 0
Transfers out of Level 2 to Level 1	$ 0	0
Transfers out of Level 2 to Level 3	0	0
Transfers out of Level 3 to Level 2		$ 0
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers out of Level 1 to Level 2	$ 435